Interests in associates	9 Months Ended
Sep. 30, 2026
Interests in associates
Interests in associates

6.    Interests in associates

The European Commission’s, and subsequently the United Kingdom’s Medicines and Healthcare products Regulatory Agency’s, revocation of the TAVNEOS® marketing authorization led primarily to an impairment of intangible assets at Vifor Fresenius Medical Care Renal Pharma Ltd. (VFMCRP) resulting in a decrease in the equity method investment’s profit in the amount of €173,342 for the nine months ended September 30, 2026 with a corresponding proportionate decrease in the Company’s income from equity method investees. The carrying amount of the Company’s investment increased by €14,364 from December 31, 2025 to September 30, 2026.